TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Main Transactions with Related Parties (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [Abstract]
Direct loans		S/ 1,804,837	S/ 1,888,433
Investments (i)	[1]	800,021	920,852
Deposits (ii)	[2]	(1,138,115)	(970,072)
Derivatives at fair value		336,867	30,026
Statement of income [Abstract]
Interest income related to loans		38,896	39,355
Interest expenses related to deposits		(24,143)	(15,999)
Other income		13,232	9,967
Contingent risks and commitments [Abstract]
Indirect loans		433,639	503,880
Allowance for loan losses for related parties		S/ 8,500	S/ 19,700
Average Interest Rate [Member]
Contingent risks and commitments [Abstract]
Borrowings, interest rate		6.86%	6.03%
Foreign Currency Average Interest Rate [Member]
Contingent risks and commitments [Abstract]
Borrowings, interest rate		4.59%	3.36%
Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)		S/ 158,100	S/ 183,300
Alicorp S.A.A [Member] | Investments in Shares [Member]
Statement of financial position [Abstract]
Investments (i)		157,000	137,700
Cementos Pacasmayo S.A [Member] | Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)		155,300	178,600
Inversiones Centenario [Member] | Investments in Shares [Member]
Statement of financial position [Abstract]
Investments (i)		126,800	184,800
Employees, Directors, Key Management and Family Members [Member]
Statement of financial position [Abstract]
Direct loans		S/ 1,179,200	S/ 1,054,700

[1]	During the year 2022, the balance includes mainly S/158.1 million of corporate bonds, S/157.0 million of shares of Alicorp S.A.A.; S/155.3 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/126.8 million of shares of Inversiones Centenario. The decreasse in the balance mainly includes the fluctuation that negatively affected the investments in shares of Inversiones Centenario, and corporative bonds of Alicorp S.A.A. and Cementos Pacasmayo S.A.During the year 2021, the balance mainly includes S/183.3 million of corporate bonds, S/178.6 million of corporate bonds issued by Cementos Pacasmayo S.A., S/137.7 million of shares of Alicorp S.A.A. and S/184.8 million of shares of Inversiones Centenario.
[2]	Comprising deposits from legal entities and individuals. As of December 31, 2022 and 2021, the balance corresponds mainly comprises higher deposits held by related parties and individuals.